Inventories Inventory Detail (Tables)	12 Months Ended
Jun. 30, 2014
Inventory [Line Items]
Schedule of Inventory, Current [Table Text Block]

The inventories caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2014	2013
Finished products	$532,968	$531,897
Work in process	732,294	733,025
Raw materials	106,419	112,483
Total	$1,371,681	$1,377,405